Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	11 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2011 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Net Sales	$ 267.1	$ 433.6	$ 1,543.4	$ 107.6	$ 1,217.6	$ 1,070.1
Cost of goods sold	(229.8)	(276.3)	(1,104.5)	(82.3)	(996.1)	(931.9)
Gross Margin	37.3	157.3	438.9	25.3	221.5	138.2
Selling, general and administrative expenses	(19.5)	(44.3)	(151.7)	(5.4)	(59.2)	(71.7)
Gain on the sale of land						1.0
Impairment of long-lived assets						(0.4)
Restructuring charges						(17.3)
Net loss on deconsolidation of subsidiary			0.2		5.3	(24.3)
Litigation/arbitration settlement			9.8
Provision for environmental remediation and restoration, net of reimbursements			4.5		47.3	28.2
Income from Operations	17.8	113.0	301.5	19.9	209.6	25.5
Interest and debt expense	(5.3)	(7.9)	(30.0)	(2.9)	(49.9)	(35.9)
Other income (expense)	1.0	(1.4)	(9.8)	1.6	(8.3)	(10.3)
Reorganization income (expense)				613.6	(144.8)	(9.5)
Income (Loss) from Continuing Operations before Income Taxes	13.5	103.7	261.7	632.2	6.6	(30.2)
Income tax (provision) benefit	(3.3)	(17.4)	(20.2)	(0.7)	(2.0)	1.5
Income (Loss) from Continuing Operations	10.2	86.3	241.5	631.5	4.6	(28.7)
Income (Loss) from discontinued operations, net of income tax benefit of nil, nil, nil, nil and nil, respectively				(0.2)	1.2	(9.8)
Net Income (Loss)	$ 10.2	$ 86.3	$ 241.5	$ 631.3	$ 5.8	$ (38.5)
Basic -
Continuing operations	$ 0.68	$ 5.72	$ 16.12	$ 15.29	$ 0.11	$ (0.70)
Discontinued operations				$ (0.01)	$ 0.03	$ (0.24)
Net income per share	$ 0.68	$ 5.72	$ 16.12	$ 15.28	$ 0.14	$ (0.94)
Diluted -
Continuing operations	$ 0.65	$ 5.48	$ 15.46	$ 15.25	$ 0.11	$ (0.70)
Discontinued operations					$ 0.03	$ (0.24)
Net income per share	$ 0.65	$ 5.48	$ 15.46	$ 15.25	$ 0.14	$ (0.94)
Weighted Average Shares Outstanding (in thousands):
Basic	14,924	15,078	14,981	41,311	41,232	41,176
Diluted	15,793	15,733	15,619	41,399	41,383	41,176